Class A Ordinary Shares Subject to Possible Redemption - Summary of recognized in Class A ordinary shares subject to possible redemption (Detail) - USD ($)	2 Months Ended	5 Months Ended	9 Months Ended
	Sep. 30, 2020	Dec. 31, 2020	Sep. 30, 2021	Sep. 21, 2020
Remeasurement adjustment on Class A ordinary shares subject to possible redemption	$ 26,146,752
Class A ordinary shares subject to possible redemption		$ 215,583,980
ACON S2 Acquisition Corp [Member]
Gross Proceeds	250,000,000	250,000,000
Offering costs allocated to Class A shares subject to possible redemption	(5,140,200)	(5,466,700)
Remeasurement adjustment on Class A ordinary shares subject to possible redemption	(26,146,752)
Class A ordinary shares subject to possible redemption	250,000,000	250,000,000		$ 250,000,000
ACON S2 Acquisition Corp [Member] | Common Class A [Member]
Gross Proceeds		250,000,000	$ 250,000,000
Offering costs allocated to Class A shares subject to possible redemption		(13,646,752)	(13,646,752)
Proceeds allocated to Public Warrants at issuance		(12,500,000)	(12,500,000)
Remeasurement adjustment on Class A ordinary shares subject to possible redemption		26,146,752	26,146,752
Class A ordinary shares subject to possible redemption	$ 218,100,900	$ 250,000,000	$ 250,000,000